Novation of Manufacturing Agreements	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Novation of Manufacturing Agreements
15. Novation of Manufacturing Agreements
Pursuant to a Novation Agreement dated September 19, 2023 (the “Novation Agreement”), by and between the Company, Paragon and WuXi Biologics (Hong Kong) Limited (“WuXi Biologics”), the Company novated (i) a Biologics Master Services Agreement (the “WuXi Biologics MSA”) and (ii) a Cell Line License Agreement (the “Cell Line License Agreement”).
Biologics Master Services Agreement
In April 2023, Paragon and WuXi Biologics entered into the WuXi Biologics MSA, which was subsequently novated to the Company by Paragon on September 19, 2023 pursuant to the Novation Agreement. The WuXi Biologics MSA governs certain development activities and GMP manufacturing and testing for the SPY001 program, as well as potential future programs, on a work order basis. Under the WuXi Biologics MSA, the Company is obligated to pay WuXi Biologics a service fee and all non-cancellable
obligations in the amount specified in each work order associated with the agreement for the provision of services.
The WuXi Biologics MSA terminates on the later of (i) June 20, 2027 or (ii) the completion of services under all work orders executed by the parties prior to June 20, 2027, unless terminated earlier. The term of each work order terminates upon completion of the services under such work order, unless terminated earlier. The Company can terminate the WuXi Biologics MSA or any work order at any time upon 30 days’ prior written notice and immediately upon written notice if WuXi Biologics fails to obtain or maintain required material governmental licenses or approvals. Either party may terminate a work order (i) at any time upon six months’ prior notice with reasonable cause, provided however that if WuXi Biologics terminates a work order in such manner, no termination or cancellation fees shall be paid by the Company and (ii) immediately for cause upon (a) the other party’s material breach that remains uncured for 30 days after notice of such breach, (b) the other party’s bankruptcy or (c) a force majeure event that prevents performance for a period of at least 90 days.
Cell Line License Agreement
In April 2023, Paragon and WuXi Biologics entered into the Cell Line License Agreement, which was subsequently novated to the Company by Paragon pursuant to the Novation Agreement. Under the Cell Line License Agreement, the Company received a non-exclusive,
worldwide, sublicensable license to certain of WuXi Biologics’s know-how,
cell line, biological materials (the “WuXi Biologics Licensed Technology”) and media and feeds to make, have made, use, sell and import certain therapeutic products produced through the use of the cell line licensed by WuXi Biologics under the Cell Line License Agreement (the “WuXi Biologics Licensed Products”). Specifically, the WuXi Biologics Licensed Technology is used in certain manufacturing activities in support of the SPY001 program.
In consideration for the license, the Company agreed to pay WuXi Biologics a non-refundable
license fee of $0.2 million. Additionally, if the Company manufactures all of its commercial supplies of bulk drug product with a manufacturer other than WuXi Biologics or its affiliates, the Company is required to make royalty payments to WuXi Biologics of less than one percent of global net sales of WuXi Biologics Licensed Products manufactured by a third-party manufacturer (the “Royalty”). If the Company manufactures part of its commercial supplies of the WuXi Biologics Licensed Products with WuXi Biologics or its affiliates, then the Royalty will be reduced accordingly on a pro rata basis.
The Cell Line License Agreement will continue indefinitely unless terminated (i) by the Company upon six months’ prior written notice and our payment of all undisputed amounts
due to WuXi Biologics through the effective date of termination, (ii) by WuXi Biologics for a material breach by the Company that remains uncured for 60 days after written notice, (iii) by WuXi Biologics if the Company fails to make a payment and such failure continues for 30 days after receiving notice of such failure, or (iv) by either party upon the other party’s bankruptcy.